Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2021
Disclosure of cash and cash equivalents [text block] [Abstract]
CASH AND CASH EQUIVALENTS	NOTE 5 - CASH AND CASH EQUIVALENTS: As of December 31, 2021, and 2020, the balance of cash and cash equivalents was comprised of cash at banks.